CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2023	2024
Advances from customers for Mobile	3,267	3,285
Advances from customers for Enterprise	1,587	2,306
Advances from customers for WIB	1,291	1,322
Advances from customers for Consumer	244	244
Advances from customers for others	459	581
Total	6,848	7,738

Schedule of breakdown of contract liabilities, non-current

	2023	2024
Advances from customers for WIB	795	948
Advances from customers for Consumer	705	602
Advances from customers for Enterprise	251	247
Advances from customers for others	840	687
Total	2,591	2,484

Schedule of movements of contract liabilities

	2023	2024
At January, 1	7,856	9,439
Deferred during the year	7,878	7,631
Recognized as revenue during the year	(6,295)	(6,848)
At December, 31	9,439	10,222
Current	(6,848)	(7,738)
Non-Current	2,591	2,484